Consolidated Statements of Income (loss) and Comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Revenue and Other Income (Note 13)	$ 26,621	$ 18,277
Costs and Expenses
General and administrative (Note 14)	5,606	6,149
Royalty generation and project evaluation, net (Note 15)	11,245	8,636
Depletion, depreciation, and direct royalty taxes (Note 7)	5,246	5,803
Share-based payments (Note 16)	1,577	2,550
Total costs and expenses	23,674	23,138
Income (loss) from operations	2,947	(4,861)
Loss on revaluation of investments	(1,732)	(3,757)
Loss on sale of marketable securities	(73)	(350)
Gain on revaluation of derivative liabilities (Note 9)	551	0
Equity income from investment in associated entity (Note 6)	4,134	2,890
Foreign exchange gain (loss)	(1,010)	2,061
Gain (loss) on debt modification (Note 10)	(314)	4,005
Gain (loss) on revaluation and provisioning of receivables	(2,735)	255
Finance expense (Note 10)	(5,091)	(5,247)
Settlement gain, net (Note 7)	0	18,825
Impairment charges (Note 7)	(70)	(5,526)
Income (loss) before income taxes	(3,393)	8,295
Deferred income tax recovery (expense) (Note 11)	282	(4,175)
Income tax expense (Note 11)	(1,522)	(771)
Income (loss) for the year	(4,633)	3,349
Other comprehensive loss
Currency translation adjustment	0	(5,930)
Comprehensive loss for the year	$ (4,633)	$ (2,581)
Basic earnings (loss) per share (in dollars per share)	$ (0.04)	$ 0.03
Diluted earnings (loss) per share (in dollars per share)	$ (0.04)	$ 0.03
Weighted average number of common shares outstanding - basic (in shares)	111,154,405	108,761,894
Weighted average number of common shares outstanding - diluted (in shares)	111,154,405	109,856,646